Schedule of Anti-dilutive Shares Outstanding (Details) - Theralink Technologies Inc [Member] - shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Subsidiary or Equity Method Investee [Line Items]
Total antidilutive securities excluded from computation of earnings	39,688,513,087	7,172,264,119
Warrant [Member]
Subsidiary or Equity Method Investee [Line Items]
Total antidilutive securities excluded from computation of earnings	7,244,334,819	1,888,813,005
Share-Based Payment Arrangement, Option [Member]
Subsidiary or Equity Method Investee [Line Items]
Total antidilutive securities excluded from computation of earnings	1,664,270,920	1,901,410,519
Series C-1 Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Total antidilutive securities excluded from computation of earnings	21,167,535	156,626,175
Series C-2 Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Total antidilutive securities excluded from computation of earnings		453,067,129
Series E Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Total antidilutive securities excluded from computation of earnings		638,977,636
Series F Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Total antidilutive securities excluded from computation of earnings		319,488,818
Convertible Debt Securities [Member]
Subsidiary or Equity Method Investee [Line Items]
Total antidilutive securities excluded from computation of earnings	30,758,739,813	1,813,880,837